Metropolitan Tower Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

Heather Harker

Assistant General Counsel

Legal Affairs

Phone: 917-287-6472

March 6, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Tower Separate Account One and
Metropolitan Tower Separate Account Two
File Nos. 811-03617 and 811-04189

Ladies and Gentlemen:

The Annual Reports dated December 31, 2025, of the underlying funds (each a “Periodic Report”) are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and is listed as follows:

The Periodic Report for certain portfolios of Brighthouse Funds Trust I is incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183; and

The Periodic Report for certain portfolios of Brighthouse Funds Trust II is incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

Sincerely,

/s/ Heather Harker

Heather Harker, Esq.

Assistant General Counsel

Metropolitan Tower Life Insurance Company